Contingent Liabilities (Details Narrative) - Litigation and other provision [member] - CAD ($)	Jan. 31, 2022	Oct. 31, 2021
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 0	$ 0
Top of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 1,390,000,000	$ 1,450,000,000